Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment (Tables) [Abstract]
Schedule of property, plant and equipment

(a)             Change

		Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Cost		471,655	5,530,714	36,804,409	3,495,965	1,404,759	47,707,502
Accumulated depreciation/depletion			(1,111,642)	(16,595,497)		(663,653)	(18,370,792)
Balance as of December 31, 2016		471,655	4,419,072	20,208,912	3,495,965	741,106	29,336,710

Acquisitions				149,018	2,090,157	6,066	2,245,241
Additions for acquisition of subsidiary		14,937	122,846	63,081	46,833	92,052	339,749
Capitalized financial charges					130,272		130,272
Foreign currency translation adjustment		5,600	168,554	387,757	56,425	4,877	623,213
Transfers by concluded projects	(ii)	29,703	145,622	2,216,704	(2,539,041)	147,012
Other, net of depreciation/depletion		(21,249)	(5,149)	(166,585)	(5,946)	(12,342)	(211,271)
Depreciation / depletion			(280,448)	(2,275,788)		(146,068)	(2,702,304)
Net book value		500,646	4,570,497	20,583,099	3,274,665	832,703	29,761,610
Cost		500,646	6,058,259	39,211,042	3,274,665	1,755,092	50,799,704
Accumulated depreciation/depletion			(1,487,762)	(18,627,943)		(922,389)	(21,038,094)
Balance as of December 31, 2017		500,646	4,570,497	20,583,099	3,274,665	832,703	29,761,610

(i)             On December 31, 2017, the main amounts recorded under this item corresponded to expenses with scheduled maintenance shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing (R$578,920), capitalized financial charges (R$174,333), inventories of spare parts (R$441,262), strategic projects in Brazil (R$436,460), which include the processing of ethane at UNIB BA and the strategic projects of Braskem America (R$552,727), such as the construction of the new unit of polypropylene production in the United States (Note 1(a.iii)). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.

(ii)           Related mainly to expenses incurred by the Braskem, which were transferred to “Machinery, equipment and facilities” (R$1,592,844).

Schedule of property, plant and equipment by country

(b)             Property, plant and equipment by country

	2017	2016

Brazil	16,665,988	16,939,745
Mexico	10,581,347	10,522,536
United States of America	2,275,987	1,668,399
Germany	229,328	205,650
Other	8,960	380
	29,761,610	29,336,710